Condensed Financial Information of Parent Company (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and investments	$ 25,577	$ 22,670
Other assets	2,386	2,082
Total assets	35,838	32,241	27,442
Liabilities and Equity:
Long-term debt	934	952
Other liabilities	2,409	1,983
Shareholders' equity	4,411	4,331
Total liabilities and equity	35,838	32,241
AFG [Member]
Assets:
Cash and investments	456	412
Investment in subsidiaries	4,732	4,677
Other assets	105	36
Total assets	5,293	5,125
Liabilities and Equity:
Long-term debt	600	600
Other liabilities	282	194
Shareholders' equity	4,411	4,331
Total liabilities and equity	$ 5,293	$ 5,125